Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net
Note 3. Accounts receivable, net
As of March 31, 2021, accounts receivables, net consisted of accounts receivable of $24.6 million less allowance for doubtful accounts of $1.4 million. As of December 31, 2020, accounts receivables, net consisted of accounts receivable of $26.1 million less allowance for doubtful accounts of $1.3 million.

Note 4.	Accounts Receivable, Net
As of December 31, 2020 (Successor), accounts receivable, net consisted of accounts receivable of $26.1 million less allowance for doubtful accounts of $1.3 million. As of December 31, 2019 (Successor), accounts receivable, net consisted of accounts receivable of $19.2 million, less allowance for doubtful accounts of $0.8 million.

Allowance for doubtful accounts is as follows (in thousands):

	Successor
	As of December 31, 2020	As of December 31, 2019
Balance, beginning of period	$760	$1,926
Increase (decrease) in provision	582	1,059
Write-offs, net of recoveries	(122)	(2,256)
Foreign currency translation adjustments	50	31

Balance, end of period	$1,270	$760